CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands		Total	Series D	Series E	Series B	Total Pagaya Technologies Ltd. Shareholders’ Equity (Deficit)	Ordinary Shares (Class A and Class B)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)	Non-Controlling Interests
Beginning balance at Dec. 31, 2019	[1]	240,046,195
Beginning balance (in shares) at Dec. 31, 2019		$ 43,613
Redeemable Convertible Preferred Shares
Number of shares issued (in shares)	[1]	63,806,415
Issuance of convertible preferred shares net of issuance costs		$ 48,146
Issuance of preferred shares upon exercise of warrants (in shares)	[1]		17,953,350
Issuance of preferred shares upon exercise of warrants			$ 14,222
Ending balance at Dec. 31, 2020	[1]	321,805,960
Ending balance (in shares) at Dec. 31, 2020		$ 105,981
Beginning balance (in shares) at Dec. 31, 2019							188,621,632
Beginning balance at Dec. 31, 2019		$ 13,375				$ (11,426)	$ 0	$ 159	$ 0	$ (11,585)	$ 24,801
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)		1,775,510					1,775,510
Share-based compensation		$ 156				156		156
Contributions of interests in consolidated VIEs		74,560									74,560
Return of capital to interests in consolidated VIEs		(19,868)									(19,868)
Net Income (Loss) Including Noncontrolling Interests		19,922				14,470				14,470	5,452
Ending balance (in shares) at Dec. 31, 2020							190,397,142
Ending balance at Dec. 31, 2020		$ 88,145				3,200	$ 0	315	0	2,885	84,945
Redeemable Convertible Preferred Shares
Number of shares issued (in shares)	[1]		45,853,066	35,006,986
Issuance of convertible preferred shares net of issuance costs			$ 36,639	$ 136,006
Issuance of preferred shares upon exercise of warrants (in shares)	[1]		1,000,616		2,732,401
Issuance of preferred shares upon exercise of warrants			$ 6,009		$ 22,412
Ending balance at Dec. 31, 2021	[1]	406,399,029
Ending balance (in shares) at Dec. 31, 2021		$ 307,047	$ 105,016	$ 136,006	$ 36,635
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)		3,948,649					3,948,649
Issuance of ordinary shares upon exercise of share options		$ 346				346		346
Share-based compensation		68,090				68,090		68,090
Deemed contribution		23,612				23,612		23,612
Deemed dividend distribution		(23,612)				(23,612)
Issuance of ordinary share warrants		20,807				20,807		20,807
Contributions of interests in consolidated VIEs		151,035									151,035
Return of capital to interests in consolidated VIEs		(81,548)									(81,548)
Net Income (Loss) Including Noncontrolling Interests		(69,523)				(91,151)				(91,151)	21,628
Ending balance (in shares) at Dec. 31, 2021							194,345,791
Ending balance at Dec. 31, 2021		$ 177,352				1,292	$ 0	113,170	0	(111,878)	176,060
Redeemable Convertible Preferred Shares
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs of $57,400 (in shares)	[1]	(406,399,029)
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs of $57,400		$ (307,047)
Ending balance at Dec. 31, 2022	[1]	0
Ending balance (in shares) at Dec. 31, 2022		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)		16,725,583					16,725,583
Issuance of ordinary shares upon exercise of share options		$ 1,617				1,617		1,617
Issuance of ordinary shares upon vesting of RSUs (in shares)							122,906
Issuance of ordinary shares upon exercise of warrants (in shares)							22,539,369
Number of shares of common stock issued (in shares)							46,536
Issuance of ordinary shares related to commitment shares		1,000				1,000		1,000
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs of $57,400 (in shares)							449,531,406
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs of $57,400		581,359				581,359		581,359
Share-based compensation		250,711				250,711		250,711
Issuance of ordinary share warrants		20,575				20,575		20,575
Contributions of interests in consolidated VIEs		105,469									105,469
Return of capital to interests in consolidated VIEs		(77,764)									(77,764)
Other comprehensive income (loss)		(2,122)				(713)			(713)		(1,409)
Net Income (Loss) Including Noncontrolling Interests		(292,774)				(302,321)				(302,321)	9,547
Ending balance (in shares) at Dec. 31, 2022							683,311,591
Ending balance at Dec. 31, 2022		$ 765,423				$ 553,520	$ 0	$ 968,432	$ (713)	$ (414,199)	$ 211,903

[1]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.